SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

Note 16     SHARE-BASED COMPENSATION

On December 27, 2018, Nocera granted Mr. Yin-Chieh Cheng quarterly option awards of 250,000 Series “A” Warrants for 20 quarters (5 years) for a total of 5,000,000 Series “A” Warrants with exercise price of $0.50 per share, subject to continued employment for services as Chairman of the Board and a Director.

On June 1, 2020, Nocera granted Mr. Shun-Chih Chuang and Mr. Hsien-Wen Yu 50,000 shares of Class A warrants and 60,000 shares of Class A warrants separately, each with exercise price of $0.50 per share, for serving as the Company’s Chief Financial Officer and Chief Operating Officer. The Company also granted 2 employees 50,000 shares of Class A warrants with exercise price of $0.50 per share. The Class A warrants consist of the right to purchase one share for $0.50 per share from the date of issuance until April 23, 2026.

On June 1, 2020, Nocera granted Mr. Michael A. Littman 50,000 shares of Class A warrants with exercise price of $0.50 per share and 50,000 shares of Class B warrants with exercise price of $1.00 per share. Mr. Littman exercised 50,000 shares of Class A warrants and 50,000 shares of Class B warrants on August 11, 2021. The Class B warrants consist of the right to purchase one share for $1.00 per share separately from the date of issuance until April 23, 2026.

On December 1, 2021, Nocera granted Mr. Shun-Chih Chuang and Mr. Hsien-Wen Yu 75,000 shares of Class A warrants and 60,000 shares of Class A warrants separately, each with exercise price of $0.50 per share, for serving as the Company’s Chief Financial Officer and Chief Operating Officer. The Company also granted 2 employees 70,000 shares of Class A warrants with exercise price of $0.50 per share.

On December 31, 2021, the Company issued an aggregate of 505,000 shares of common stock to Mr. Shun-Chih Chuang and a total of five consultants in consideration for services rendered.

The estimated fair value of share-based compensation for employees is recognized as a charge against income on a ratable basis over the requisite service period, which is generally the vesting period of the award. The fair value of stock option grant was estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions:

	December 31, 2021	December 31, 2020

Dividend yield	N/A	N/A
Risk-free interest rate	1.16%	0.20%
Expected term (in years)	4.31	2.88
Volatility	48.15%	407.00%

The Company estimated the grant date fair value of time-based stock option awards using the Black-Scholes option valuation model, which requires assumptions involving an estimate of the fair value of the underlying common stock on the date of grant, the expected term of the options, volatility, discount rate and dividend yield. The Company calculated expected option terms based on the “simplified” method for “plain vanilla” options due to the limited exercise information. The “simplified method” calculates the expected term as the average of the vesting term and the original contractual term of the options. The Company calculated volatility using the average adjusted volatility of quick companies feature of Capital IQ for a period of time reflective of the expected option term, while the discount rate was estimated using the interest rate for a treasury note with the same contractual term as the options granted. Dividend yield is estimated at our current dividend rate, which adjustments for any known future changes in the rate.

For the years ended December 31, 2021 and December 31, 2020, $6,638,371 and $266,586 share-based compensation expenses was recognized into additional paid-in capital of the Company, respectively.

As of December 31, 2021, total unrecognized compensation cost related to unvested share-based compensation awards was $11,114,097. This amount is expected to be recognized as stock-based compensation expense in the Company’s consolidated statements of operations and comprehensive income over the remaining vesting period of 1.99 years.